Subsequent Events - Additional Information (Detail) - Dec. 12, 2023	¥ / shares	$ / shares
Subsequent Event [Line Items]
Dividend payable | $ / shares		$ 0.2875
Dividend ,Payable date	Apr. 30, 2024
Dividends Payable, Date Declared	Dec. 12, 2023
ADR [Member]
Subsequent Event [Line Items]
Dividend payable | ¥ / shares	¥ 1.15